SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense		¥ 2,009	¥ 7,851	¥ 9,866
Deferred income tax expense				14,925
Total income tax expense	$ 275	¥ 2,009	¥ 7,851	¥ 24,791